Loans and asset quality- Troubled Debt Restructurings (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts) | Contract	72	110
Outstanding recorded investment Pre-modification	$ 13	$ 22
Outstanding recorded investment Post- modification	$ 16	$ 24
Total Domestic | Other residential mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts) | Contract	68	108
Outstanding recorded investment Pre-modification	$ 13	$ 17
Outstanding recorded investment Post- modification	$ 16	$ 20
Total Domestic | Wealth management loans and mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts) | Contract	4	1
Outstanding recorded investment Pre-modification	$ 0	$ 0
Outstanding recorded investment Post- modification	$ 0	$ 0
Foreign
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts) | Contract	0	1
Outstanding recorded investment Pre-modification	$ 0	$ 5
Outstanding recorded investment Post- modification	$ 0	$ 4